Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Period / Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2020	December 31, 2019

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	639,000	663,000
Total debt		$639,000	$663,000
Less deferred financing fees		(8,559)	(9,846)
Total debt, net of deferred finance costs		$630,441	$653,154
Less current portion, net of deferred financing fees		$(45,598)	$(45,482)

Long-term debt, net of current portion and deferred financing fees		$584,843	$607,672

Minimum Annual Principal Payments
Year ending December 31,	Amount
2020	$24,000
2021	48,000
2022	48,000
2023	48,000
2024	471,000

Total long-term debt	$639,000